PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
16.	PREFERRED SHARES

Series A and Series B Preferred Shares

As discussed in Note 1, on October 31, 2010, as part of the reorganization, the Company issued an aggregate of 41,408,340 Series A contingently redeemable convertible preferred shares (“Series A Preferred Shares”) and 69,557,840 Series B contingently redeemable convertible preferred shares (“Series B Preferred Shares”), which the number of the shares issued was determined by applying the relative fair value of the IDC and Non-IDC Business of which the relative percentages are determined to be 85% and 15% respectively, to the outstanding number of preferred shares of aBitCool. The initial carrying values of the Company’s preferred shares were based on their estimated fair values on their issuance date. Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the reorganization was deemed to lack substance and accounted for in a manner similar to a pooling-of interest. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the Company’s preferred shares are pushed back to all periods presented.

The details of the Series A1, A2, A3, B1 and B2 Preferred Shares are as follows:

(i)	30,411,130 Series A1 Preferred Shares to a group of third party investors, were also the original holders of the Series A1 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.45 for no consideration.

(ii)	5,944,580 Series A2 Preferred Shares to a third party investor, were also the holders of the original Series A2 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.77 for no consideration.

(iii)	5,052,630 Series A3 Preferred Shares to the holder of above Series A2 Preferred Shares, who is also the holder of the original Series A3 contingently redeemable convertible preferred shares of aBitCool at a stated issuance price of US$0.51 for no consideration.

(iv)	10,947,370 Series B1 Preferred Shares to certain holders of above Series A1 Preferred Shares, who are also the holders of the original Series B1 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.51 for no consideration.

(v)	58,610,470 Series B2 Preferred Shares to a group of third party investors, who are also the holders of the original Series B2 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.63 for no consideration.

The following key terms and conditions of the Series A and Series B Preferred Shares are identical to the original preferred share issues by aBitCool:

Voting

The holder of each class of Series A and Series B Preferred Share is entitled to voting rights equal to the ordinary shareholders on an as converted basis. Preferred shareholders are entitled to vote on any matter subject to ordinary shareholder voting.

Dividends

The holders of the Series A and Series B Preferred Shares are entitled to receive dividends when and if declared by the Board of Directors on an as-converted basis prior to payment of any dividend with respect any ordinary shares of the Company. No dividends will be paid to ordinary shareholders of the Company, until a dividend (if declared) is paid in full to holders of the Series A and Series B Preferred Shares on an if-converted basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company (each a “Liquidation Event”), either voluntary or involuntary, or the occurrence of a Deemed Liquidation Event defined as (a) the sale, lease, other disposition of all or substantially all of the Company’s assets or the sale, exchange or transfer of a majority of the outstanding share capital of the Company, to an entity or a group of entities acting in concert; or (b) a merger, consolidation, amalgamation, recapitalization, reclassification, reorganization or similar business combination transaction involving the Company under circumstances in which the existing shareholders cease to retain a majority in voting power of the Company, distributions to the shareholders of the Company shall be made in the following manner:

(1)	In the event where the valuation of the Company is more than the sum of the stated issuance prices of the Series A1 Preferred Shares and all the Series B Preferred Shares:

(a)	the holders of Series B Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the holders of Series A Preferred Shares and ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series B Preferred Shares, the holders of Series A Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(c)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

(2)	In the event where which the valuation of the Company is less than the sum of the stated issuance price of all the Series A1 and Series B Preferred Shares:

(a)	the holders of Series A and Series B Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to 100% of its respective stated issuance price plus all declared but unpaid dividends and distribution, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

If the total consideration from a Liquidation Event results in a valuation of the Company of less than three times of the stated issuance price of the Series B2 Preferred Shares, the holders of Series A and Series B Preferred Shares and the ordinary shareholders shall receive such payment on a pro rata basis in proportion to the number of shares on an as-converted basis held by each such holder.

Redemption

At any time after December 1, 2012, the Series B Preferred Shares shall be redeemable at the option of each holder of the Series B Preferred Shares, at a redemption price equal to 120% of the stated issuance price, plus all declared but unpaid dividends, proportionally adjusted for any recapitalizations, share combinations, share dividends, share splits.

Conversion

Each class of Series A and Series B Preferred Share is convertible, at the option of the holder, at any time into an ordinary share as determined by the quotient of the stated issuance price and the then-effective conversion price. The initial conversion price and conversion ratio is the stated issuance price of each class of Series A and Series B Preferred Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original Series A and Series B Preferred Shares conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the Series A and Series B conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Prior to the completion of a Qualified IPO, both Series A and Series B Preferred Shares will be automatically converted to ordinary shares at the respective then-effective conversion prices, upon the vote of the (i) holders of not less than 51% of all outstanding Series A Preferred Shares and (ii) holders of not less than 51% of all outstanding Series B Preferred Shares.

On October 31, 2010, in preparation for the Qualified IPO, the shareholders and Board of Directors of the Company approved certain resolutions which only become effective upon the closing of a Qualified IPO effecting certain amendments to the authorized and issued share capital of the Company (Note 1(b)(v)), whereby all Series A and Series B Preferred Shares will be automatically converted into Class B ordinary shares at the respective then-effective conversion prices immediately prior to the completion of a Qualified IPO.

Registration Rights

The Series A and Series B Preferred Shares also contained registration rights which: (1) allowed the holders to demand the Company to file a registration statement covering the offer and sale of Series A and Series B Preferred Shares after a qualified IPO; (2) required the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allowed the preferred shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3. The Company was required to use its best effort to effect the registration if requested by the Preferred Shares holders, but there was no requirement to pay any monetary or non-monetary consideration for non-performance.

Series C Preferred Shares

On January 14, 2011, the Company issued an aggregate of 31,882,930 Series C1 Preferred Shares to certain holders of the Series A and Series B Preferred Shares, for total gross cash proceeds of US$30,000. On February 17, 2011, the Company issued an additional 5,313,820 Series C1 Preferred Shares to a third party investor, for gross cash proceeds of US$5,000.

Upon the issuance of the Series C1 Preferred Shares, the ranking of the Series A and Series B Preferred Shares to dividends and liquidation was modified such that the Series C1 Preferred Shares will rank senior to that of the Series A and Series B Preferred Shares. The redemption of the Series B Preferred Shares was also modified from December 1, 2012 to December 1, 2014 to be consistent with that of the Series C Preferred Shares while all other remaining key terms and conditions of the Series C1 Preferred Shares being identical to those of the Series A and Series B Preferred Shares.

Accounting for Series A, B and C Preferred Shares

The Series A Preferred Shares were initially classified as mezzanine equity as these preferred shares are redeemable contingent upon the occurrence of a conditional event (i.e. Deemed Liquidation Event). The Series B and C1 Preferred Shares were initially classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying values of the Series A and Series B Preferred Shares were based on the estimated fair values at issuance date. The Company determined the estimated fair values of the preferred shares with the assistance of an independent third party valuation firm. The initial carrying values of the Series C1 Preferred Shares were based on the total consideration received.

The holders of Series A, Series B and Series C1 Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of Series A, Series B and Series C1 Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the preferred shares is lower than the fair value of the ordinary share at the commitment date. Since the preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On October 31, 2010, the commitment date, the effective conversion price, which is the estimated fair value per preferred share at issuance date, used to measure the BCF for Series A1, Series A2, Series A3, Series B1 and Series B2 Preferred share were US$1.28, US$1.31, US$1.28, US$1.34 and US$1.37, respectively. No BCF was recognized as the estimated fair value per ordinary share at the commitment date was US$1.24, which was less than the respective effective conversion prices.

No accretion is recorded for the Series B Preferred Shares as their respective initial carrying values recorded are greater than the redemption price of Series B1 and Series B2 Preferred Shares of US$0.61 and US$0.76, respectively.

The effective conversion price used to measure the BCF for Series C1 Preferred Shares on the commitment dates of January 14, 2011 and February 17, 2011 was US$0.94. The Company recorded a BCF of US$9,662 and US$2,051 for the Series C1 Preferred Shares as the fair values per ordinary share on the commitment dates, were US$1.24 and US$1.33, respectively. The discount from recording such BCF was immediately accreted in full as the earliest conversion date is also the issuance date and was treated as a return to the Series C1 Preferred Shareholders.

Upon the Company’s IPO on April 21, 2011, all Series A, Series B and Series C1 Preferred Shares were automatically converted into Class B ordinary shares.